Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [abstract]
Net loss	$ (59,426)	$ (16,661)
Weighted average number of ordinary shares outstanding	80,805,770	76,821,726
Net loss per share, basic (in USD per share)	$ (0.74)	$ (0.22)
Net loss per share, diluted (in dollars per share)	$ (0.74)	$ (0.22)